Accumulated other comprehensive income	6 Months Ended
Sep. 30, 2014
Accumulated other comprehensive income

9. Accumulated other comprehensive income

The below table presents the changes in accumulated other comprehensive income (OCI) after tax for the year ended March 31, 2014 and six months period ended September 30, 2014.

	Available for sale securities		Foreign currency translation reserve		Total
	(In millions)

Balance, March 31, 2013	Rs.	222.4	Rs.	263.0	Rs.	485.4

Net unrealized gain/(loss) arising during the period		(12,267.8)		211.5		(12,056.3)

Amounts reclassified to income		(19.5)		0		(19.5)

Balance, March 31, 2014	Rs.	(12,064.9)	Rs.	474.5	Rs.	(11,590.4)

Balance, March 31, 2014	Rs.	(12,064.9)	Rs.	474.5	Rs.	(11,590.4)

Net unrealized gain/(loss) arising during the period		7,138.0		73.8		7,211.8

Amounts reclassified to income		194.9		0		194.9

Balance, September 30, 2014	Rs.	(4,732.0)	Rs.	548.3	Rs.	(4,183.7)

	US$	(76.5)	US$	8.9	US$	(67.6)

The below table presents the reclassification out of accumulated other comprehensive income (OCI) by income line item and the related tax effect for period ended September 30, 2013 and September 30, 2014.

	As of September 30,
	2013		2014		2014
	(In millions)

Available for sale securities:

Realized (gain)/loss on sales of available for sale securities, net	Rs.	(483.1)	Rs.	293.5	US$	4.7

Other than temporary impairment losses on available for sale securities		0		1.8		0

Total before tax	Rs.	(483.1)	Rs.	295.3	US	$4.7

Income tax		164.2		(100.4)		(1.6)

Net of tax	Rs.	(318.9)	Rs.	194.9	US$	3.1